SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
SECURITIES AVAILABLE FOR SALE

NOTE 2 – SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities with gross unrealized gains and losses are summarized as follows:

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$29,183,789	$26,006	$(161,693)	$29,048,102
State and municipal securities	44,746,083	1,156,547	(168,391)	45,734,239
Other securities	3,501	-	-	3,501
Mortgage-backed: residential	29,170,791	60,300	(260,319)	28,970,772

	$103,104,164	$1,242,853	$(590,403)	$103,756,614

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$26,280,359	$31,628	$(442,381)	$25,869,606
State and municipal securities	44,828,579	1,025,719	(280,690)	45,573,608
Other securities	3,501	-	-	3,501
Mortgage-backed: residential	32,800,032	176,321	(197,376)	32,778,977

	$103,912,471	$1,233,668	$(920,447)	$104,225,692

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015 and 2014, are summarized as follows:

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$15,928,702	$(82,008)	$5,934,944	$(79,685)	$21,863,646	$(161,693)
State and municipal securities	7,666,691	(66,224)	4,927,928	(102,167)	12,594,619	(168,391)
Mortgage-backed: residential	18,251,546	(183,188)	4,227,473	(77,131)	22,479,019	(260,319)

	$41,846,939	$(331,420)	$15,090,345	$(258,983)	$56,937,284	$(590,403)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$6,477,461	$(26,717)	$12,615,391	$(415,664)	$19,092,852	$(442,381)
State and municipal securities	7,102,666	(43,614)	9,369,188	(237,076)	16,471,854	(280,690)
Mortgage-backed: residential	1,474,590	(28,841)	15,744,126	(168,535)	17,218,716	(197,376)

	$15,054,717	$(99,172)	$37,728,705	$(821,275)	$52,783,422	$(920,447)

Management evaluates the investment portfolio on at least a quarterly basis to determine if investments have suffered an other-than-temporary decline in value. In addition, management monitors market trends, investment grades, bond defaults and other circumstances to identify trends and circumstances that might impact the carrying value of securities.

At December 31, 2015, the Company had 67 securities in an unrealized loss position which included: 15 agency securities, 27 state and municipal securities, and 25 mortgage-backed securities. This was a decrease from 72 securities at December 31, 2014. The securities in an unrealized loss position at December 31, 2015 had an aggregate valuation adjustment of 1.02% from the Company’s amortized cost basis of these securities. The unrealized losses resulted from changes in market interest rates and liquidity, not from changes in the probability of contractual cash flows. While 20 of our securities have been in an unrealized loss position for more than 12 months and were at a 1.68% unrealized loss position of the Company’s amortized cost basis on these securities at December 31, 2015, which we believe is interest rate driven, there have been no defaults to date, and the securities remain above investment grade. The Company does not intend to sell the securities, and it is not more-likely-than-not that the Company will be required to sell the securities prior to recovery of the amortized cost. Full collection of the amounts due according to the contractual terms of the securities is expected; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2015.

The amortized cost and fair value at December 31, 2015, by contractual maturity, are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid without any penalties. Other securities have no stated maturity. Therefore, stated maturities are not disclosed for these categories.

	Amortized	Fair
	Cost	Value
Due in one year or less	$6,109,210	$6,113,631
Due after one year through five years	24,981,003	24,977,510
Due after five years through ten years	31,423,272	32,025,396
Due after ten years	11,416,387	11,665,804
Other securities - non-maturing	3,501	3,501
Mortgage-backed: residential	29,170,791	28,970,772

	$103,104,164	$103,756,614

Securities with a carrying amount of approximately $66,882,000 and $66,600,000 were pledged to secure deposits as required or permitted by law at December 31, 2015 and 2014, respectively.

At year-end 2015 and 2014, there were no holdings of securities of any one issuer, other than the U.S. government and its agencies, in an amount greater than 10% of stockholders’ equity. The Company received proceeds of $1,630,421 from the sale of securities during 2015 resulting in gross realized gains of $30,860 and gross realized losses of $20,039. The Company received proceeds of $5,259,541 from the sale of securities during 2014 resulting in gross realized gains of $131,586 and gross realized losses of $21,874. The tax related to these net realized gains and losses was $4,220 and $40,593 for 2015 and 2014, respectively.